Segments of Business - Schedule of Revenues and Operating Income (loss) by Segment (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 9,653,440	$ 10,098,400	$ 30,561,983	$ 30,493,839	$ 40,613,709	$ 41,432,863
Operating Income (Loss):	(4,233,442)	(671,316)	(8,926,026)	(3,472,503)	(5,355,101)	(5,235,377)
Depreciation and Amortization	531,265	523,680	1,627,682	1,594,673	2,163,585	2,282,801
Operating Segments [Member]
Revenue	9,653,440	10,098,400	30,561,983	30,493,839	40,613,709	41,432,863
Operating Income (Loss):	(4,233,442)	(671,316)	(8,926,026)	(3,472,503)	(5,355,101)	(5,235,377)
Depreciation and Amortization	531,265	523,680	1,627,682	1,594,673	2,163,585	2,282,801
Operating Segments [Member] | Hooters Full Service [Member]
Revenue	2,886,269	3,392,300	9,576,854	10,436,597	13,841,917	13,508,220
Operating Income (Loss):	(1,270,738)	87,444	(1,860,995)	(1,174,320)	(1,280,336)	(1,188,598)
Depreciation and Amortization	76,189	95,509	259,624	303,682	399,914	496,996
Operating Segments [Member] | Better Burgers Fast Casual [Member]
Revenue	5,823,650	5,692,004	18,010,835	16,854,025	22,617,522	22,764,571
Operating Income (Loss):	(1,082,494)	(133,466)	(3,056,296)	(253,997)	(1,216,513)	(537,971)
Depreciation and Amortization	408,941	382,802	1,229,656	1,154,885	1,582,197	1,459,527
Operating Segments [Member] | Just Fresh Fast Casual [Member]
Revenue	943,521	989,097	2,924,294	3,128,220	4,054,270	5,060,072
Operating Income (Loss):	(706,332)	(21,280)	(768,918)	(64,057)	(124,863)	(256,319)
Depreciation and Amortization	45,148	44,525	135,442	133,575	178,100	322,904
Operating Segments [Member] | Corporate and Other [Member]
Revenue		24,999	50,000	74,997	100,000	100,000
Operating Income (Loss):	(1,173,878)	(604,014)	(3,239,817)	(1,980,129)	(2,733,389)	(3,252,489)
Depreciation and Amortization	$ 987	$ 844	$ 2,960	$ 2,531	$ 3,374	$ 3,374